American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
September 30, 2019

NT Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 125.8%
Aerospace and Defense — 2.7%
Curtiss-Wright Corp.	11,390	1,473,525
HEICO Corp.	8,999	1,123,795
Hexcel Corp.	34,402	2,825,436
L3Harris Technologies, Inc.	18,341	3,826,666
Mercury Systems, Inc.(1)	40,636	3,298,424
		12,547,846
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	46,885	3,974,910
Airlines — 0.8%
Delta Air Lines, Inc.	68,646	3,954,010
Auto Components — 1.1%
Adient plc(1)	83,146	1,909,032
Gentex Corp.	124,343	3,423,785
		5,332,817
Automobiles — 0.8%
Ford Motor Co.	400,468	3,668,287
Banks — 12.1%
Bank of America Corp.(2)	284,426	8,296,706
BB&T Corp.(2)	82,177	4,385,787
CIT Group, Inc.	12,478	565,378
Citigroup, Inc.	14,577	1,006,979
Comerica, Inc.	60,462	3,989,887
East West Bancorp, Inc.	35,491	1,571,896
Fifth Third Bancorp	156,686	4,290,063
First Citizens BancShares, Inc., Class A	5,749	2,710,941
Huntington Bancshares, Inc.	314,289	4,484,904
JPMorgan Chase & Co.(2)	91,627	10,783,582
Popular, Inc.	60,857	3,291,147
Umpqua Holdings Corp.	209,964	3,456,007
Wells Fargo & Co.(2)	151,575	7,645,443
		56,478,720
Beverages — 1.8%
Coca-Cola Co. (The)(2)	61,382	3,341,636
Monster Beverage Corp.(1)	29,210	1,695,933
PepsiCo, Inc.	26,286	3,603,810
		8,641,379
Biotechnology — 3.9%
AbbVie, Inc.	44,874	3,397,859
Alexion Pharmaceuticals, Inc.(1)	12,728	1,246,580
Amgen, Inc.	17,419	3,370,751
Biogen, Inc.(1)	8,931	2,079,315
Celgene Corp.(1)	25,723	2,554,294
Genomic Health, Inc.(1)	15,617	1,059,145

Gilead Sciences, Inc.	41,100	2,604,918
Halozyme Therapeutics, Inc.(1)	25,389	393,783
Incyte Corp.(1)	18,111	1,344,380
		18,051,025
Building Products — 1.8%
Johnson Controls International plc	92,341	4,052,847
Masco Corp.	100,002	4,168,083
		8,220,930
Capital Markets — 2.1%
Artisan Partners Asset Management, Inc., Class A	148,241	4,186,326
Evercore, Inc., Class A	43,437	3,479,303
MSCI, Inc.	9,369	2,040,100
		9,705,729
Chemicals — 2.0%
CF Industries Holdings, Inc.	5,018	246,886
Ecolab, Inc.	20,536	4,066,949
NewMarket Corp.	5,235	2,471,391
Valvoline, Inc.	108,218	2,384,043
		9,169,269
Commercial Services and Supplies — 2.7%
Cintas Corp.	1,078	289,012
Clean Harbors, Inc.(1)	26,028	2,009,361
Republic Services, Inc.	54,354	4,704,339
Tetra Tech, Inc.	28,368	2,461,208
UniFirst Corp.	1,434	279,802
Waste Management, Inc.	26,294	3,023,810
		12,767,532
Communications Equipment — 3.0%
Ciena Corp.(1)	48,713	1,911,011
Cisco Systems, Inc.(2)	154,802	7,648,767
Juniper Networks, Inc.	62,298	1,541,875
Motorola Solutions, Inc.	17,759	3,026,311
		14,127,964
Construction and Engineering — 0.8%
EMCOR Group, Inc.	4,849	417,596
MasTec, Inc.(1)	51,546	3,346,882
		3,764,478
Consumer Finance — 3.1%
American Express Co.	32,121	3,799,272
Credit Acceptance Corp.(1)	5,900	2,721,729
Discover Financial Services(2)	53,410	4,331,017
OneMain Holdings, Inc.	14,364	526,872
Synchrony Financial	86,392	2,945,103
		14,323,993
Containers and Packaging — 0.3%
Ball Corp.	17,490	1,273,447
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	19,435	4,042,869

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	32,847	1,242,931
CenturyLink, Inc.	53,132	663,087
Verizon Communications, Inc.(2)	134,937	8,144,797
		10,050,815
Electric Utilities — 1.3%
IDACORP, Inc.	33,093	3,728,588
NextEra Energy, Inc.	10,066	2,345,278
		6,073,866
Electronic Equipment, Instruments and Components — 1.9%
FLIR Systems, Inc.	51,746	2,721,322
Keysight Technologies, Inc.(1)	37,049	3,603,015
National Instruments Corp.	56,151	2,357,782
Zebra Technologies Corp., Class A(1)	1,256	259,201
		8,941,320
Energy Equipment and Services — 0.5%
Patterson-UTI Energy, Inc.	250,946	2,145,588
Entertainment — 2.9%
Activision Blizzard, Inc.	76,518	4,049,333
Electronic Arts, Inc.(1)	46,839	4,581,791
Take-Two Interactive Software, Inc.(1)	27,419	3,436,697
Walt Disney Co. (The)	6,137	799,774
Zynga, Inc., Class A(1)	132,489	771,086
		13,638,681
Equity Real Estate Investment Trusts (REITs) — 4.1%
Alexander & Baldwin, Inc.	139,339	3,415,199
American Homes 4 Rent, Class A	137,693	3,564,872
American Tower Corp.	5,044	1,115,380
CareTrust REIT, Inc.	164,863	3,875,105
GEO Group, Inc. (The)	19,560	339,170
Lamar Advertising Co., Class A	9,908	811,762
Life Storage, Inc.	38,713	4,080,737
National Storage Affiliates Trust	18,250	609,003
Sunstone Hotel Investors, Inc.	90,147	1,238,620
		19,049,848
Food and Staples Retailing — 0.9%
Performance Food Group Co.(1)	90,656	4,171,082
Food Products — 2.8%
Campbell Soup Co.	96,328	4,519,710
General Mills, Inc.	87,342	4,814,291
Hershey Co. (The)	24,242	3,757,267
		13,091,268
Health Care Equipment and Supplies — 3.9%
Danaher Corp.	17,384	2,510,771
Hologic, Inc.(1)	91,502	4,619,936
Integer Holdings Corp.(1)	26,289	1,986,397
Masimo Corp.(1)	4,459	663,454
NuVasive, Inc.(1)	50,303	3,188,204

Stryker Corp.	24,796	5,363,375
		18,332,137
Health Care Providers and Services — 0.7%
Amedisys, Inc.(1)	18,812	2,464,560
Ensign Group, Inc. (The)	4,770	226,241
UnitedHealth Group, Inc.	1,932	419,862
		3,110,663
Health Care Technology — 0.9%
Omnicell, Inc.(1)	23,273	1,681,940
Veeva Systems, Inc., Class A(1)	16,594	2,533,738
		4,215,678
Hotels, Restaurants and Leisure — 2.4%
Darden Restaurants, Inc.	31,325	3,703,242
Starbucks Corp.(2)	58,663	5,186,982
Texas Roadhouse, Inc.	40,352	2,119,287
		11,009,511
Household Durables — 0.8%
Garmin Ltd.	41,619	3,524,713
Household Products — 2.2%
Colgate-Palmolive Co.	42,236	3,104,768
Kimberly-Clark Corp.	18,496	2,627,357
Procter & Gamble Co. (The)	35,066	4,361,509
		10,093,634
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc.	23,931	947,668
Insurance — 1.9%
Mercury General Corp.	68,274	3,815,151
MetLife, Inc.	14,030	661,655
Progressive Corp. (The)(2)	55,170	4,261,882
RenaissanceRe Holdings Ltd.	1,750	338,538
		9,077,226
Interactive Media and Services — 6.7%
Alphabet, Inc., Class A(1)(2)	14,177	17,312,102
Facebook, Inc., Class A(1)(2)	61,206	10,899,564
Snap, Inc., Class A(1)	136,746	2,160,587
Yelp, Inc.(1)	20,196	701,811
		31,074,064
Internet and Direct Marketing Retail — 4.4%
Amazon.com, Inc.(1)(2)	9,596	16,657,792
eBay, Inc.(2)	99,671	3,885,176
		20,542,968
IT Services — 4.8%
Akamai Technologies, Inc.(1)	24,192	2,210,665
Amdocs Ltd.	37,048	2,449,243
Mastercard, Inc., Class A	14,383	3,905,991
PayPal Holdings, Inc.(1)	42,982	4,452,506
Square, Inc., Class A(1)	25,398	1,573,406
Visa, Inc., Class A(2)	45,077	7,753,695
		22,345,506

Life Sciences Tools and Services — 2.3%
Agilent Technologies, Inc.	7,832	600,166
Bio-Rad Laboratories, Inc., Class A(1)	2,579	858,137
Bruker Corp.	16,886	741,802
Illumina, Inc.(1)	10,104	3,073,839
Thermo Fisher Scientific, Inc.(2)	19,590	5,705,979
		10,979,923
Machinery — 0.8%
Allison Transmission Holdings, Inc.	82,414	3,877,579
Media — 0.1%
Comcast Corp., Class A	8,784	395,983
Metals and Mining — 1.3%
Royal Gold, Inc.	16,893	2,081,386
Steel Dynamics, Inc.	141,357	4,212,439
		6,293,825
Multiline Retail — 0.3%
Dollar General Corp.	7,776	1,235,917
Oil, Gas and Consumable Fuels — 3.9%
Cabot Oil & Gas Corp.	181,087	3,181,699
Chevron Corp.	38,770	4,598,122
CVR Energy, Inc.	79,194	3,486,912
EQT Corp.	45,063	479,470
Exxon Mobil Corp.	28,216	1,992,332
HollyFrontier Corp.	81,653	4,379,867
Phillips 66	2,791	285,798
		18,404,200
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	5,366	272,110
Eli Lilly & Co.	7,266	812,557
Horizon Therapeutics plc(1)	52,051	1,417,349
Jazz Pharmaceuticals plc(1)	9,543	1,222,840
Johnson & Johnson(2)	58,025	7,507,274
Merck & Co., Inc.(2)	61,681	5,192,306
Pfizer, Inc.	70,714	2,540,754
Zoetis, Inc.	17,934	2,234,397
		21,199,587
Professional Services — 1.1%
CoStar Group, Inc.(1)	4,050	2,402,460
Verisk Analytics, Inc.	17,347	2,743,255
		5,145,715
Road and Rail — 0.1%
CSX Corp.	7,274	503,870
Semiconductors and Semiconductor Equipment — 5.5%
Applied Materials, Inc.	41,822	2,086,918
Broadcom, Inc.	22,169	6,120,196
Cirrus Logic, Inc.(1)	63,186	3,385,506
Intel Corp.(2)	91,415	4,710,615
Lam Research Corp.	11,347	2,622,405
Qorvo, Inc.(1)	28,718	2,129,153

QUALCOMM, Inc.	15,855	1,209,419
Xilinx, Inc.	35,017	3,358,130
		25,622,342
Software — 9.0%
Adobe, Inc.(1)	11,802	3,260,303
Autodesk, Inc.(1)	6,802	1,004,655
Cadence Design Systems, Inc.(1)	55,156	3,644,708
Intuit, Inc.(2)	17,258	4,589,593
LogMeIn, Inc.	27,465	1,948,916
Microsoft Corp.(2)	130,505	18,144,110
Oracle Corp. (New York)(2)	115,998	6,383,370
Proofpoint, Inc.(1)	12,713	1,640,613
VMware, Inc., Class A	6,934	1,040,516
Workday, Inc., Class A(1)	1,842	313,066
		41,969,850
Specialty Retail — 3.3%
AutoZone, Inc.(1)(2)	3,841	4,166,025
Home Depot, Inc. (The)	4,886	1,133,650
Murphy USA, Inc.(1)	47,137	4,020,786
O'Reilly Automotive, Inc.(1)	8,413	3,352,665
Ulta Beauty, Inc.(1)	10,915	2,735,845
		15,408,971
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.(2)	94,558	21,178,155
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B	14,043	1,318,918
Thrifts and Mortgage Finance — 1.1%
Essent Group Ltd.	82,707	3,942,643
Radian Group, Inc.	51,154	1,168,357
		5,111,000
Trading Companies and Distributors — 0.8%
HD Supply Holdings, Inc.(1)	93,330	3,656,203
Wireless Telecommunication Services — 0.8%
Shenandoah Telecommunications Co.	75,977	2,413,789
Telephone & Data Systems, Inc.	45,314	1,169,101
		3,582,890
TOTAL COMMON STOCKS (Cost $472,287,361)		587,366,369
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $11,639,559), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $11,408,089)		11,407,519
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,924,907), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $1,882,044)		1,882,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,341	13,341
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,302,860)		13,302,860
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.6% (Cost $485,590,221)		600,669,229

COMMON STOCKS SOLD SHORT — (28.6)%
Aerospace and Defense — (0.1)%
BWX Technologies, Inc.	(8,575)	(490,576)
Banks — (5.9)%
Atlantic Union Bankshares Corp.	(82,965)	(3,090,031)
BOK Financial Corp.	(18,795)	(1,487,624)
Cadence BanCorp	(142,721)	(2,503,326)
First Financial Bancorp	(123,517)	(3,023,079)
Fulton Financial Corp.	(224,508)	(3,632,540)
Independent Bank Corp.	(24,795)	(1,850,947)
Old National Bancorp	(226,168)	(3,891,220)
Pinnacle Financial Partners, Inc.	(73,624)	(4,178,162)
United Bankshares, Inc.	(108,592)	(4,112,379)
		(27,769,308)
Beverages — (0.5)%
Brown-Forman Corp., Class B	(36,877)	(2,315,138)
Biotechnology — (1.1)%
Bluebird Bio, Inc.	(3,131)	(287,488)
Immunomedics, Inc.	(83,315)	(1,104,757)
Madrigal Pharmaceuticals, Inc.	(9,905)	(854,009)
Medicines Co. (The)	(26,680)	(1,334,000)
Sage Therapeutics, Inc.	(6,074)	(852,121)
Sarepta Therapeutics, Inc.	(9,436)	(710,720)
		(5,143,095)
Capital Markets — (1.0)%
Ares Management Corp., Class A	(48,816)	(1,308,757)
Brookfield Asset Management, Inc., Class A	(41,380)	(2,196,864)
KKR & Co., Inc., Class A	(52,457)	(1,408,471)
		(4,914,092)
Commercial Services and Supplies — (0.9)%
Healthcare Services Group, Inc.	(30,028)	(729,380)
Stericycle, Inc.	(67,603)	(3,443,021)
		(4,172,401)
Communications Equipment — (0.1)%
EchoStar Corp., Class A	(7,724)	(306,025)
Construction and Engineering — (0.6)%
Granite Construction, Inc.	(81,015)	(2,603,012)
Consumer Finance — (0.4)%
SLM Corp.	(224,415)	(1,980,462)
Diversified Consumer Services — (0.2)%
Laureate Education, Inc., Class A	(59,104)	(979,649)
Electronic Equipment, Instruments and Components — (0.8)%
Amphenol Corp., Class A	(2,177)	(210,080)
IPG Photonics Corp.	(26,105)	(3,539,838)
		(3,749,918)
Food Products — (0.1)%
Hain Celestial Group, Inc. (The)	(17,469)	(375,147)
Gas Utilities — (0.2)%
New Jersey Resources Corp.	(18,757)	(848,192)

Health Care Equipment and Supplies — (1.1)%
Avanos Medical, Inc.	(91,092)	(3,412,306)
Neogen Corp.	(7,500)	(510,825)
Wright Medical Group NV	(62,172)	(1,282,609)
		(5,205,740)
Hotels, Restaurants and Leisure — (1.9)%
Churchill Downs, Inc.	(26,108)	(3,223,163)
Domino's Pizza, Inc.	(2,510)	(613,921)
Hyatt Hotels Corp., Class A	(8,755)	(644,981)
Marriott Vacations Worldwide Corp.	(27,517)	(2,851,036)
Wynn Resorts Ltd.	(14,162)	(1,539,693)
		(8,872,794)
Household Durables — (1.2)%
Leggett & Platt, Inc.	(104,274)	(4,268,978)
Mohawk Industries, Inc.	(12,006)	(1,489,584)
		(5,758,562)
Internet and Direct Marketing Retail — (0.6)%
Wayfair, Inc., Class A	(25,050)	(2,808,606)
IT Services — (0.8)%
Evo Payments, Inc., Class A	(24,461)	(687,843)
Twilio, Inc., Class A	(27,187)	(2,989,483)
		(3,677,326)
Life Sciences Tools and Services — (0.8)%
Charles River Laboratories International, Inc.	(27,237)	(3,605,362)
Machinery — (1.0)%
Donaldson Co., Inc.	(58,416)	(3,042,305)
Welbilt, Inc.	(95,628)	(1,612,288)
		(4,654,593)
Media — (0.3)%
New York Times Co. (The), Class A	(47,136)	(1,342,433)
Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
New Residential Investment Corp.	(30,034)	(470,933)
Oil, Gas and Consumable Fuels — (1.8)%
Cheniere Energy, Inc.	(38,731)	(2,442,377)
Diamondback Energy, Inc.	(2,155)	(193,756)
Matador Resources Co.	(151,969)	(2,512,048)
Noble Energy, Inc.	(27,089)	(608,419)
Targa Resources Corp.	(70,389)	(2,827,526)
		(8,584,126)
Pharmaceuticals — (1.0)%
Catalent, Inc.	(24,803)	(1,182,111)
MyoKardia, Inc.	(24,995)	(1,303,489)
Reata Pharmaceuticals, Inc., Class A	(12,739)	(1,022,815)
Zogenix, Inc.	(23,454)	(939,098)
		(4,447,513)
Real Estate Management and Development — (1.4)%
Cushman & Wakefield plc	(15,959)	(295,720)
Howard Hughes Corp. (The)	(30,339)	(3,931,934)

Kennedy-Wilson Holdings, Inc.	(96,157)	(2,107,762)
		(6,335,416)
Semiconductors and Semiconductor Equipment — (1.4)%
Brooks Automation, Inc.	(71,289)	(2,639,832)
First Solar, Inc.	(63,711)	(3,695,875)
		(6,335,707)
Software — (1.4)%
8x8, Inc.	(149,690)	(3,101,577)
Envestnet, Inc.	(31,088)	(1,762,689)
LivePerson, Inc.	(45,163)	(1,612,319)
		(6,476,585)
Specialty Retail — (0.3)%
Floor & Decor Holdings, Inc., Class A	(20,761)	(1,061,925)
Tiffany & Co.	(5,433)	(503,259)
		(1,565,184)
Thrifts and Mortgage Finance — (0.9)%
TFS Financial Corp.	(233,315)	(4,204,336)
Water Utilities — (0.7)%
Aqua America, Inc.	(76,891)	(3,447,023)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $136,194,553)		(133,439,254)
OTHER ASSETS AND LIABILITIES†		(164,203)
TOTAL NET ASSETS — 100.0%		$467,065,772

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	62	December 2019	$3,100	$9,233,350	$(109,994)

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $168,745,197.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	587,366,369	—	—
Temporary Cash Investments	13,341	13,289,519	—
	587,379,710	13,289,519	—
Liabilities
Securities Sold Short
Common Stocks	133,439,254	—	—

Other Financial Instruments
Futures Contracts	109,994	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.